Property, Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 7,579,693	[1]	$ 7,809,860
Changes:
Increases other than from business combinations	444,728		569,136
Increases (decreases) from foreign currency translation differences	102,944		(484,201)
Depreciation (1)	(317,730)		(264,785)
Impairment losses recognized in property, plant and equipment	35,458		36,242		$ 8,363
Disposals and removals from service	(10,994)		(2,417)
Removals	(10,994)		(2,417)
Other increases (decreases)	(1,680)		(14,892)
Argentine hyperinflationary economy	1,933		3,234
Total movements	183,743		(230,167)
Ending balance	7,763,436		7,579,693	[1]	7,809,860
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,287,718		2,818,207
Changes:
Increases other than from business combinations	441,569		553,872
Increases (decreases) from foreign currency translation differences	23,054		(216,066)
Impairment losses recognized in property, plant and equipment	35,458		36,242
Increases (decreases) from transfers and other movements	(1,788,939)		(828,714)
Increases (decreases) from transfers from construction in progress	(1,788,939)		(828,714)
Disposals and removals from service			(773)
Removals			(773)
Other increases (decreases)	(7,790)		(3,630)
Argentine hyperinflationary economy	718		1,064
Total movements	(1,366,846)		(530,489)
Ending balance	920,872		2,287,718		2,818,207
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	75,630		79,841
Changes:
Increases (decreases) from foreign currency translation differences	187		(8,744)
Increases (decreases) from transfers and other movements	(3,885)		5,703
Increases (decreases) from transfers from construction in progress	(3,885)		5,703
Disposals and removals from service	(4,203)		(11)
Removals	(4,203)		(11)
Other increases (decreases)	(3,648)		(1,326)
Argentine hyperinflationary economy	65		167
Total movements	(11,484)		(4,211)
Ending balance	64,146		75,630		79,841
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	784,163		717,818
Changes:
Increases (decreases) from foreign currency translation differences	929		(7,324)
Depreciation (1)	(39,557)		(10,346)
Increases (decreases) from transfers and other movements	686,919		85,508
Increases (decreases) from transfers from construction in progress	686,919		85,508
Disposals and removals from service	(63)
Removals	(63)
Other increases (decreases)	26,810		(1,730)
Argentine hyperinflationary economy	95		237
Total movements	675,133		66,345
Ending balance	1,459,296		784,163		717,818
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,564,869		3,256,776
Changes:
Increases other than from business combinations	70		11,733
Increases (decreases) from foreign currency translation differences	351		(143,742)
Depreciation (1)	(217,481)		(214,814)
Increases (decreases) from transfers and other movements	856,308		659,414
Increases (decreases) from transfers from construction in progress	856,308		659,414
Disposals and removals from service	(6,331)		(1,016)
Removals	(6,331)		(1,016)
Other increases (decreases)	(26,479)		(4,978)
Argentine hyperinflationary economy	620		1,496
Total movements	607,058		308,093
Ending balance	4,171,927		3,564,869		3,256,776
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	806,947		877,142
Changes:
Increases other than from business combinations	3,089		3,531
Increases (decreases) from foreign currency translation differences	75,936		(100,873)
Depreciation (1)	(43,707)		(30,732)
Increases (decreases) from transfers and other movements	96,183		62,980
Increases (decreases) from transfers from construction in progress	96,183		62,980
Disposals and removals from service	(388)		(606)
Removals	(388)		(606)
Other increases (decreases)	131		(4,495)
Total movements	131,244		(70,195)
Ending balance	938,191		806,947		877,142
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	60,182		59,732
Changes:
Increases (decreases) from foreign currency translation differences	2,487		(7,454)
Depreciation (1)	(9,707)		(8,731)
Increases (decreases) from transfers and other movements	10,053		15,109
Increases (decreases) from transfers from construction in progress	10,053		15,109
Disposals and removals from service	(9)		(11)
Removals	(9)		(11)
Other increases (decreases)	(893)		1,267
Argentine hyperinflationary economy	435		270
Total movements	2,366		450
Ending balance	62,548		60,182		59,732
Other plants and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	184		344
Changes:
Increases (decreases) from foreign currency translation differences			2
Depreciation (1)	(7,278)		(162)
Increases (decreases) from transfers and other movements	143,361
Increases (decreases) from transfers from construction in progress	143,361
Other increases (decreases)	10,189
Total movements	146,272		(160)
Ending balance	$ 146,456		$ 184		$ 344

[1]	See Note 3.